Consolidated Balance Sheets (Parenthetical) - USD ($)	Jun. 30, 2016	Jun. 30, 2015
Statement of Financial Position [Abstract]
Allowance for doubtful trade accounts receivable	$ 4,598	$ 6,282
Preferred stock: Series D, par value	$ 0.01	$ 0.01
Preferred stock: Series D, shares authorized	100,000	100,000
Preferred stock: Series D, shares issued	0	0
Preferred stock: Series D, shares outstanding	0	0
Common stock: Class A, par value	$ 0.01	$ 0.01
Common stock: Class A, shares authorized	34,500,000	34,500,000
Common stock: Class A, shares issued	15,590,945	15,235,073
Common stock: Class A, shares outstanding	15,590,945	15,235,073